Derivative financial instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial liabilities	[1]		$ 10,400
Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value		$ 41,485	101,318
Financial liabilities		9,425	87,278
Derivative Financial Instruments Sale Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount		2,898,637	4,022,577
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Notional amount		792,559	3,671,709
Financial assets, at fair value		27	10
Financial liabilities		105	462
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Exchangerate Contracts Future [Member]
IfrsStatementLineItems [Line Items]
Notional amount		111,634	116,075
Financial assets, at fair value		917	(0)
Financial liabilities		51	3,899
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Interest Rate Contracts Swap [Member]
IfrsStatementLineItems [Line Items]
Notional amount		10,056	9,523
Financial assets, at fair value		50	24
Financial liabilities		(0)	7
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Currency Non Deliverable Forward Contract [Member]
IfrsStatementLineItems [Line Items]
Notional amount		113,682
Financial assets, at fair value		11,228
Financial liabilities		24
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Notional amount		100,000	65,000
Financial assets, at fair value		27,908	19,756
Financial liabilities		(0)	(0)
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value		1,209	(0)
Financial liabilities		182	135
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Notional amount			83,155
Financial assets, at fair value			81,528
Financial liabilities			82,775
Futures contract [member] | Derivative Financial Instruments Sale Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount		129,459	$ 77,115
Interest rate swap contract [member] | Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value		145
Financial liabilities		9,017
Interest rate swap contract [member] | Derivative Financial Instruments Sale Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount		89,726
D I Future [Member] | Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value		1
Financial liabilities		46
D I Future [Member] | Derivative Financial Instruments Sale Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount		$ 1,551,521

[1]	Corresponded to fixed and floating rate bills of exchange in the amount equivalent to US$12,941 on the issuance date, fully paid in April 2022.